Average Annual Total Returns		12 Months Ended	18 Months Ended	23 Months Ended	48 Months Ended	60 Months Ended	66 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.56%				10.93%	11.99%
AllianzIM U.S. Equity Buffer10 Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.56%				10.93%	11.76%
AllianzIM U.S. Equity Buffer10 Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.03%				8.71%	9.52%
AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.39%				8.57%	8.91%
AllianzIM U.S. Equity Buffer20 Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.39%				8.57%	8.78%
AllianzIM U.S. Equity Buffer20 Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.74%				6.77%	7.02%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.52%			8.19%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.52%			8.19%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.41%			6.41%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.20%		13.79%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.20%		13.79%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.63%		10.65%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.81%	11.98%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.81%	11.98%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.99%	9.19%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%				12.75%	15.48%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%				12.75%	15.48%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(2)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%			9.47%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(3)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%		19.77%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(4)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.39%	16.15%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[5]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.